Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10.     INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets (liability)
Net operating loss carryforward	$217,086	$—
Unrealized gain on marketable securities	—	—
Total deferred tax assets (liability)	217,086	—
Valuation Allowance	—	—
Deferred tax assets (liability)	$217,086	$—

The income tax provision consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$—	$691,667
Deferred	(217,086)	(851)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—

Income tax provision	$(217,086)	$690,816

As of December 31, 2020 and 2019, the Company had $1,022,561 and $0 of U.S. federal net operating losses available for carryback or carryover to offset taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. Management believes that it is more likely than not the deferred tax assets generated in 2020 will be realized based upon the ability to carryback net operating losses to 2019. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
True-ups	0.0%	0.4%
Loss on change in fair value of warrant liability	(14.6)%	0.0%
Income tax provision	6.4%	21.4%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.